REPORTABLE SEGMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Reportable Segments [Line Items]
Revenue	$ 5,238,341	$ 4,761,385	$ 5,146,740
Non-current Assets other than deferred tax	11,215,971	11,277,724	10,980,244
Chilean entities [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	3,103,568	2,850,436	3,074,273
Non-current Assets other than deferred tax	6,624,381	6,931,755	6,986,236
Argentina [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	494,479	414,084	546,409
Non-current Assets other than deferred tax	956,511	960,596	978,285
Brazil [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	395,416	350,352	358,562
Non-current Assets other than deferred tax	1,274,536	1,186,538	837,886
USA/Canada [member]
Disclosure Of Reportable Segments [Line Items]
Revenue	801,092	801,821	809,293
Non-current Assets other than deferred tax	575,231	397,924	364,889
Uruguay [Member]
Disclosure Of Reportable Segments [Line Items]
Revenue	443,786	344,692	358,203
Non-current Assets other than deferred tax	$ 1,785,312	$ 1,800,911	$ 1,812,948